Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity

The following table summarizes our stock option activities:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Weighted- Average Grant- Date Fair Value Per Share	Aggregate Intrinsic Value(1) (in thousands)
Balance as of December 31, 2016	2,790,646	$19.31
Granted	960,525	$21.75		$13.59
Exercised	(309,341)	$12.88			$7,073
Forfeited	(231,430)	$22.76

Balance as of December 31, 2017	3,210,400	$20.41
Granted	1,136,650	$28.30		$16.35
Exercised	(293,100)	$15.45			$1,519
Forfeited	(448,617)	$25.59

Balance as of December 31, 2018	3,605,333	$22.66
Granted	1,976,750	$14.53		$8.29
Exercised	(10,135)	$11.76			$45
Forfeited	(837,332)	$22.40

Balance as of December 31, 2019	4,734,616	$19.34	6.2		$7,762

Exercisable as of December 31, 2019	2,659,741	$21.31	3.9		$3,433

(1)

The total intrinsic values of options exercised as of December 31, 2019, 2018 and 2017 were determined by multiplying the number of shares by the difference between exercise price of the stock options and the fair value of the common stock as of December 31, 2019, 2018 and 2017 of $16.23, $20.13 and $35.75 per share, respectively. The intrinsic values of outstanding and exercisable options were determined by multiplying the number of shares by the difference in exercise price of the options and the fair value of the common stock as of December 31, 2019.

Nonvested Restricted Stock Shares Activity

The following table summarizes our activities of restricted stock awards, including performance stock awards:

	Shares	Weighted- Average Grant- Date Fair Value Per Share
Unvested balance as of December 31, 2016	416,229	$20.02
Granted	435,525	$22.08
Vested	(130,562)	$23.25
Forfeited	(81,905)	$19.32

Unvested balance as of December 31, 2017	639,287	$20.86
Granted	373,500	$28.37
Vested	(235,307)	$20.25
Forfeited	(172,468)	$24.83

Unvested balance as of December 31, 2018	605,012	$24.61
Granted	1,640,275	$12.78
Vested	(244,038)	$23.80
Forfeited	(192,731)	$21.47

Unvested balance as of December 31, 2019	1,808,518	$14.32

Fair Value Assumptions

the fair values of the stock options vested were remeasured at each reporting date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2017
Expected term (in years)	5.5	8.9
Expected volatility	59.4%	67.9%
Risk-free interest rate	2.8%	2.3%
Expected dividend rate	—%	—%

The fair values of the employee and non-employee director stock options were estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2017
Expected term (in years)	6.0	6.0
Expected volatility	60.2%	67.7%
Risk-free interest rate	2.7%	2.1%
Expected dividend rate	—%	—%

Schedule of Stock-based Compensation Expense

Stock-based compensation expense was allocated as follows:

	Three Months Ended March 31,
(in thousands)	2020	2019
Research and development	$2,442	$2,079
Selling, general and administrative	4,102	2,080

Total stock-based compensation	$6,544	$4,159

Stock-based compensation expense was allocated as follows:

(in thousands)	Year Ended December 31,
	2019	2018	2017
Research and development	$8,512	$7,480	$5,902
General and administrative	9,410	8,793	7,328

Total stock-based compensation expense	$17,922	$16,273	$13,230

Schedule of Unrecognized Stock-Based Compensation Cost

Unrecognized Compensation Cost

	As of December 31,
	2019		2018
	Unrecognized Compensation Cost	Weighted Average Expected Recognize Period	Unrecognized Compensation Cost	Weighted Average Expected Recognize Period
	(in thousands)	(in years)	(in thousands)	(in years)
Stock options	$18,487	2.9	$20,202	2.7
Restricted stock awards	11,891	2.3	10,591	2.4
Performance stock awards	8,839	2.4	—	—

Total unrecognized compensation cost	$39,217	2.6	$30,793	2.6

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions

The fair values of stock options were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions in 2019:

Year Ended December 31, 2019
Expected term (in years)	6.03
Expected volatility	60.2%
Risk-free interest rate	2.1%
Expected dividend rate	—%

Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions

The fair values of the option component of the shares purchased under the 2014 ESPP were estimated using the Black-Scholes option pricing model with the following weighted-average assumptions for years presented:

	Year Ended December 31,
	2019	2018	2017
Expected term (in years)	0.5	0.5	0.5
Expected volatility	43.4%	50.9%	59.2%
Risk-free interest rate	2.3%	1.9%	0.9%
Expected dividend rate	—%	—%	—%

Performance-based Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions

The following weighted-average assumptions were used in the Monte Carlo simulation model in determining fair value of these performance stock awards:

Year Ended December 31, 2019
Expected term (in years) (1)	10.0
Expected volatility (2)	60.0%
Risk-free interest rate	1.8%
Expected dividend rate	—%

(1)	Expected term was based on the expiration period of the performance stock awards in the award agreement.
(2)	Expected volatility was based on the historical volatilities of a group of similar entities combined with our historical volatility.